Subsequent Events	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Subsequent Events [Line Items]
Subsequent Events

NOTE 12 - SUBSEQUENT EVENTS

On February 3, 2023, the Company, the T3 Nevada Parties, and Post Road entered into the “Fourth Amendment.” Pursuant to the Fourth Amendment, Post Road, contingent on the Bridge Loan Repayment (as defined in this paragraph), gave its consent to (a) the Company’s execution, delivery and performance of the Merger (as defined in this paragraph) transaction documents and (b) the Company completing the contemplated merger (the “Merger”) of MEOA Merger Sub, Inc., a wholly owned subsidiary of Minority Equality Opportunities Acquisition Inc. (“MEOA”), with and into the Company, with the Company as the surviving company in the merger and, after giving effect to such merger, the Company being a wholly-owned subsidiary of MEOA. Pursuant to the Fourth Amendment, Post Road gave its consent to the transactions previously disclosed in November 2022, December 2022 and February 2023 (See Note 2) whereby the Company obtained convertible loans in the aggregate Net Unpaid Principal Amount (as defined in this paragraph) of approximately $2,848,525, and gave its consent to the Company obtaining additional convertible financing in a Net Unpaid Principal Amount of up to approximately $151,475 pursuant to similar transaction documents, and for a total Net Unpaid Principal Amount in convertible loans of up to $3,000,000 (such bridge loans are hereinafter referred to individually as a “Bridge Loan” and collectively as the “Bridge Loans”). Post Road’s consents to the Bridge Loans in a Net Unpaid Principal Amount of up to $3,000,000 are contingent on (a) the closing of the Merger and (b) the repayment in full of all obligations under the Bridge Loans from (i) conversion into shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) immediately after the closing of the Merger via cash, or (ii) with Post Road’s prior written approval, either (A) proceeds of an additional equity offering or financing transaction, or (B) via amortization payments (collectively, the “Bridge Loan Repayment”). As used herein, the term “Net Unpaid Principal Amount” means the principal dollar amount of a Bridge Loan, less the original issue discount (if any) and less the transaction costs paid in cash by the Company upon the closing thereof.

The Fourth Amendment amends the Credit Agreement to add defined terms related to the Merger and the Bridge Loans. The Fourth Amendment also adds a default under the Bridge Loans transaction documents as an event of default pursuant to the Credit Agreement. The Fourth Amendments amends the mandatory prepayment provision to require that, concurrently with each payment made on the Bridge Loans, an amount equal to 50% of the total dollar amount of such Bridge Loan payment must be made to partially repay the Notes.

The Fourth Amendment requires T3 to notify Post Road promptly of any contemplated financings or other offers to lend money that are issued to the Company. The Fourth Amendment also requires T3 to deliver to Post Road: (a) the full details of any proposed amendment, modification, supplement or waiver to the Bridge Loan transaction documents before any such document is executed; and (b) notice of the conversion of Bridge Loans into shares of Common Stock or other capital stock of the Company.

The Fourth Amendment revises each of the six financial covenants set forth in Section 11.12 of the Credit Agreement (related to maximum leverage, minimum liquidity, minimum EBITDA, maximum capital expenditures, minimum interest coverage (a provision that replaces the minimum fixed charge coverage ratio provision), and maximum churn). In addition, pursuant to the Fourth Amendment, none of the financial covenants contained in Section 11.12 of the Credit Agreement, as amended by the Fourth Amendment, other than minimum liquidity of $1,000,000, which was tested and met as of January 31, 2023. The Fourth Amendment provides that these revised financial covenants will be null and void if the Merger does not close by February 28, 2023 (the “Merger Outside Closing Date”), in which case the financial covenants in effect under Section 11.12 of the Credit Agreement immediately prior to the Fourth Amendment shall apply and be deemed effective.

Pursuant to the Fourth Amendment, Post Road agreed to waive each and all of the Specified Defaults (as defined in the Fourth Amendment). Post Road’s waiver of the Specified Defaults are contingent on the Merger closing on or before the Merger Outside Closing Date and no events of default (other than the Specified Defaults) or any condition or event that, with the giving of notice or the lapse of time or both, would constitute an event of default, existing under the Credit Agreement on the Merger closing date.

In addition, the Credit Agreement permits T3 to defer until the respective maturity dates of the Notes the payment of accrued and unpaid interest otherwise due and payable. The Fourth Amendment amends the Credit Agreement and the Notes to revise the interest rate payable by T3 Nevada including pursuant to the deferral of the interest payments.

In consideration of the Fourth Amendment, and in addition to the payments of principal and interest required under the Credit Agreement and the other Loan Documents, the Loan Parties covenant and agree to pay to Post Road Administrative, LLC a non-refundable amendment fee equal to $400,000 (the “Amendment Fee”), which Amendment Fee shall be additional interest that has accrued on, and shall be capitalized and added to the aggregate principal amount of, the Term Loan C outstanding as of the Fourth Amendment Closing Date.

On March 13, 2023, the Company, the T3 Nevada Parties, and Post Road entered into the Fifth Amendment to its Credit Agreement, with an effective date of February 28, 2023, which specifically revises the Merger Outside Closing Date, replacing the “February 28, 2023” date with “April 28, 2023,” without amending, supplementing or otherwise modifying any other terms, or any of the conditions, set forth in the Credit Agreement.

Securities Purchase Agreement and Promissory Notes

On February 1, 2023, the Company amended its Convertible Promissory Note (amendment #3) with Tysadco Partners, LLC in which the noteholder agreed to extend the maturity date on the note to July 30, 2023 in exchange for $50,000 which was added to the principal balance on the Note and the issuance of 300,000 restricted shares of common stock.

On February 13, 2023, the Company amended its Promissory Note (amendment #1) with Mast Hill Fund, LP (“Mast Hill”) in which the noteholder agreed to extend the due date for the first installment payment of $200,000 plus accrued interest from February 22, 2023 to April 22, 2023. As part of the amendment, the Company paid Mast Hill $20,000 on February 16, 2023 an extension fee which was added to the principal balance on the Note.

On February 16, 2023, the Company amended its Promissory Note (amendment #8) with TV Fund VII, LP in which the maturity date was extended to June 30, 2023.

On February 28, 2023, the Company amended its Convertible Promissory Note (amendment #2) with Tysadco Partners, LLC in which the noteholder agreed to extend the maturity date on the note to August 31, 2023 in exchange for $18,000 which was added to the principal balance on the Note and the issuance of 100,000 restricted shares of common stock.

On March 1, 2023, the Company amended its Forbearance Agreement (amendment #2) with ActiveServe in which the due date for the balance remaining was extended from December 15, 2022 to April 21, 2023. As part of the agreement, the Company agrees to pay ActiveServe an interest rate of 10% (based upon the number of days elapsed between the date the payment is scheduled for payment under the Note and the date the payment is actually paid and a year of 360 days), along with an origination fee of $3,020 on or before April 21, 2023.

On March 7, 2023, the Company entered into a Forbearance Agreement to the Equity Purchase Agreement with the Noteholders of Unsecured Adjustable Promissory Notes to extend the due date of $250,000 principal payment from March 7, 2023 to April 30, 2023.

On March 8, 2023, 3BRT Investments, LP agreed to extend the maturity date of the Convertible Promissory Note to May 30, 2023.

On March 9, 2023, the Asset Purchase Agreement (amendment #3) was amended with Skynet Telecom, LLC. The payments due to Skynet will be extended until the closing of the Minority Equality Opportunities Acquisition (“MEOA”) Merger which is expected to close by April 28, 2023.

On March 7, 2023, the Company entered into a convertible promissory note with an aggregate principal amount of $110,000, an annual interest rate of 10%, and a maturity date of December 7, 2023. The Company recorded $10,000 of original issue discount to the Note, net proceeds to the Company from the Note totaled $100,000. In connection with the execution of the Note, the Company issued 300,000 shares of our Common Stock to the noteholder at the time of issuance. The Holder shall have the right, on any calendar day, at any time on or following the earlier of (The Holder shall have the right, on any calendar day, at any time on or following the earlier of (i) May 12, 2023 or (ii) sixty (60) calendar days after listing on Nasdaq or the New York Stock Exchange to convert any portion of the outstanding and unpaid Conversion Amount into fully paid and nonassessable shares of Common Stock. The Note conversion price shall equal $0.10 subject to adjustment as provided in the note.

On March 17, 2023, the Company entered into a convertible promissory note with an aggregate principal amount of $192,000, an annual interest rate of 10%, and a maturity date of March 17, 2024. The Company recorded $28,800 of original issue discount to the Note, net proceeds to the Company from the Note totaled $163,200. In connection with the execution of the Note, the Company issued 241,500 shares of our Common Stock and 1,207,186 warrant shares to the note holder at the time of issuance. The Holder shall have the right, on any calendar day, at any time on or following the earlier of (i) July 17, 2023 or (ii) sixty (60) calendar days after the Closing Date (as defined in that certain business combination agreement between the Company, Minority Equality Opportunities Acquisition Inc., and MEOA Merger Sub, Inc. dated on or around August 30, 2022 (the “SPAC Agreement”, and the transaction contemplated under the SPAC Agreement, the “SPAC Transaction”), to convert all or any portion of the Principal Amount and interest (including any Default Interest) into fully paid and non-assessable shares of Common Stock. The Note conversion price shall equal $0.0956 subject to adjustment as provided in the note.

On March 30, 2023, the Company amended its Convertible Promissory Note (amendment #5) with Lucas Ventures, LLC in which the noteholder agreed to extend the maturity date on the note dated April 15, 2021 to June 30, 2023 in exchange for $25,000 which was added to the principal balance on the Note and the issuance of 150,000 restricted shares of common stock.

On March 30, 2023, the Company amended its Convertible Promissory Note (amendment #7) with LGH Investments, LLC in which the noteholder agreed to extend the maturity date on the note dated July 27, 2020 to June 30, 2023, in exchange for $30,000 which was added to the principal balance on the Note and the issuance of 250,000 restricted shares of common stock.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements (other than the one described above).

DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 18 - SUBSEQUENT EVENTS

MEOA Business Combination

On August 30, 2022, Digerati entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among Digerati, Minority Equality Opportunities Acquisition Inc., a Delaware corporation (“MEOA”), and Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of MEOA (“Merger Sub”).

The Business Combination Agreement and the transactions contemplated thereby were approved by the board of directors of each of MEOA and Digerati.

The Business Combination Agreement provides, among other things, that Merger Sub will merge with and into Digerati, with Digerati as the surviving company in the merger and, after giving effect to such merger, Digerati shall be a wholly-owned subsidiary of MEOA (the “Merger”). In addition, MEOA will be renamed Verve Technologies Corporation. The Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination”. Other capitalized terms used, but not defined, herein, shall have the respective meanings given to such terms in the Business Combination Agreement.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the Effective Time, among other things: (i) each share of Digerati common stock outstanding as of immediately prior to the Effective Time will be exchanged for shares of MEOA common stock, par value $0.0001 per share (each, an “MEOA Share” and collectively, the “MEOA Shares”), based upon the exchange ratio set forth in the Business Combination Agreement (the “Exchange Ratio”); (ii) all vested and unvested stock options of Digerati will be assumed by MEOA and thereafter be settled or exercisable for MEOA Shares, as applicable, determined based on the Exchange Ratio; (iii) each warrant to purchase shares of Digerati common stock will be canceled in exchange for a warrant to purchase MEOA Shares determined based on the Exchange Ratio; (iv) any shares of the Series A Preferred Stock of Digerati outstanding as of the Effective Time will thereafter be convertible into a number of MEOA Shares determined by multiplying the number of shares of Digerati common stock into which such preferred shares would have been convertible immediately prior to the Effective Time by the Exchange Ratio; (v) certain convertible notes of Digerati issued following the signing of the Business Combination Agreement and outstanding as of the Effective Time will thereafter be convertible into a number of MEOA Shares determined by multiplying the number of shares of Digerati common stock into which such convertible notes would have been convertible immediately prior to the Effective Time by the Exchange Ratio; and (vi) each share of MEOA Class A common stock, par value $0.0001 per share (the “MEOA Class A Common Stock”), and each share of MEOA Class B common stock, par value $0.0001 per share (the “MEOA Class B Common Stock”), that is issued and outstanding immediately prior to the effective time shall become one MEOA Share following the consummation of the Business Combination.

The Business Combination is expected to close in the first calendar quarter of 2023, following the receipt of the required approval by the stockholders of MEOA and Digerati, approval by Nasdaq of MEOA’s initial listing application filed in connection with the Business Combination, and the fulfillment of other customary closing conditions.

The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the closing, including, without limitation, (i) by the mutual written consent of MEOA and Digerati; (ii) by MEOA, subject to certain exceptions, if any of the representations or warranties made by Digerati are not true and correct or if Digerati fails to perform any of its covenants or agreements under the Business Combination Agreement (including an obligation to consummate the closing) such that certain conditions to our obligations could not be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements is (or are) not cured or cannot be cured within the earlier of (A) thirty (30) days after written notice thereof, and (B) February 25, 2023 (the “Termination Date”); (iii) by Digerati, subject to certain exceptions, if any of the representations or warranties made by our company or Merger Sub are not true and correct or if MEOA or Merger Sub fails to perform any of its covenants or agreements under the Business Combination Agreement (including an obligation to consummate the closing) such that the condition to the obligations of Digerati could not be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements is (or are) not cured or cannot be cured within the earlier of (A) thirty (30) days after written notice thereof, and (B) the Termination Date; (iv) by either MEOA or Digerati, if the closing does not occur on or prior to the Termination Date, unless the breach of any covenants or obligations under the Business Combination Agreement by the party seeking to terminate proximately caused the failure to consummate the transactions contemplated by the Business Combination Agreement; (v) by either MEOA or Digerati, if (A) any governmental entity shall have issued an order or taken any other action permanently enjoining, restraining or otherwise prohibiting the transactions contemplated by the Business Combination Agreement and such order or other action shall have become final and non-appealable; or (B) if the Required MEOA Stockholder Consent is not obtained; (vi) by MEOA, if (A) Digerati does not deliver, or cause to be delivered to MEOA a Transaction Support Agreement duly executed by certain Digerati stockholders or (B) the Digerati stockholders meeting has been held, has concluded, the Digerati stockholders have duly voted, and Digerati stockholder approval was not obtained; (vii) by MEOA, if Digerati does not deliver, or cause to be delivered, to MEOA a duly executed copy of the PRG Resolution Agreement on or prior to October 15, 2022. The parties are currently negotiating an extension to this deadline. There can be no assurance that an agreement on this matter will be reached; (viii) by Digerati, should MEOA not have timely taken such actions as are reasonably necessary to extend the period of time to complete an initial business combination for an additional period of three months from November 30, 2022; provided, that it shall be the obligation of Digerati to timely make the deposit into the Trust Account in connection with such extension, and Digerati shall not have a right to terminate the Business Combination Agreement as a result of Digerati’s failure to make such deposit; (ix) by MEOA should Digerati not deposit into the Trust Account in a timely manner the funds necessary to extend the period for our company to complete an initial business combination for an additional period of three months from November 30, 2022, in accordance with, and as required pursuant to, the Business Combination Agreement; and (x) by MEOA should: (A) Nasdaq not approve the initial listing application for the combined company with Nasdaq in connection with the Business Combination; (B) the combined company not have satisfied all applicable initial listing requirements of Nasdaq; or (C) the common stock of the combined company not have been approved for listing on Nasdaq prior to the date of the closing.

If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement other than customary confidentiality obligations, except in the case of a willful breach of any covenant or agreement under the Business Combination Agreement or fraud, provided, that (A) if MEOA terminates the Business Combination Agreement pursuant to clauses (ii), (vi), (vii) or (viii) of the preceding paragraph, Digerati shall pay to MEOA, promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $2,000,000, (B) if Digerati terminates the Business Combination Agreement pursuant to clauses (iii) or (ix) of the preceding paragraph, MEOA shall pay to Digerati promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $2,000,000 and (C) in the event of a termination by MEOA pursuant to clauses (ix) or (x) of the preceding paragraph, Digerati shall pay to MEOA, promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $1,265,000.

Convertible Notes Extensions

On various dates in August, September and October 2022, the Company entered into several note extension agreements and as consideration for the extensions, the Company issued a total of 2,060,000 shares with a fair value of $252,340. The Company also agreed to add a total of $302,500 to the principal amounts owed to the noteholders.

Unsecured Convertible Promissory Notes payment

On September 5, 2022, the Company made a quarterly principal payment of $250,000 towards the NLI Unsecured Convertible Promissory Notes.

Convertible Promissory Notes & Equity Issuance

On various dates in September and October 2022, the Company entered into 2 convertible promissory notes with principal balances totaling $350,000 which are subject to annual interest of 8% and mature over a period ranging from 6 months to 1 year. The Company issued 150,000 shares of common stock with a fair market value of $20,145. The notes are convertible into shares of common stock at a conversion price equal to the greater of (i) $0.15 per share (the “Fixed Conversion Price”), or (ii) seventy-five percent (75%) of the lowest daily volume weighted average price (“VWAP”) over the ten (10) consecutive trading day period ending on the trading day immediately prior to the applicable conversion date (the “Variable Conversion Price”).

One of the convertible promissory notes provided, that the Holder shall, in its sole discretion, be able to convert any amounts due hereunder at a twenty-five percent (25%) discount to the per share price of the qualified uplisting financing of over $4MM. If, no later than July 31, 2023, the Company shall fail to uplist to any tier of the NASDAQ Stock Market, the New York Stock Exchange or the NYSE MKT, the conversion price under the note will be adjusted to equal the lesser of (i) $0.10 per share; or (ii) seventy-five percent (75%) of the lowest VWAP in the preceding twenty (20) consecutive trading days.

In October 2022, the Company entered into a convertible promissory note with principal balances totaling $165,000 which is subject to annual interest of 8% and mature over a period of 9 months. The Company issued 300,000 shares of common stock with a fair market value of $45,000. The note is convertible at a conversion price equal to the greater of $0.10 or 25% discount to up-listing price of offering/underwriting price concurrent with the Company listing on Nasdaq or NYSE American.

Promissory Note Extension

On September 8, 2022, the holder of a promissory note for $50,000, originally secured on October 22, 2018, agreed to extend the maturity date until January 31, 2023, all other terms remained the same.

Promissory Note - related party

On October 4, 2022, the Company entered into a $150,000 promissory note, with the Company’s president, Derek Gietzen, with a maturity date of October 15, 2022, and annual interest rate of 11%. On October 17, 2022, the Company paid the total principal outstanding of $150,000, plus accrued interest.

Amendment to Forbearance Agreement

On October 17, 2022, T3 Nevada, and Post Road Group, agreed to Amend the Forbearance Agreement dated June 13, 2022, pursuant to an Amendment to Forbearance Agreement (the “Amendment”).

The Amendment was entered into because certain events of default related to both the Credit Agreement and the Joinder that had occurred prior to the parties’ entering into the Forbearance Agreement were continuing (the “Prior Existing Defaults”), certain additional events of default related to the Credit Agreement had occurred since the date of the Forbearance Agreement (the “Additional Existing Defaults”), and the parties anticipated that additional events of default with respect to the Credit Agreement will occur (the “Anticipated Defaults”).

The Additional Existing Defaults related to financial covenants were failure to maintain a Senior Leverage Ratio (as defined in the Credit Agreement) of less than 4.06 to 1.00 for the fiscal quarter ended July 31, 2022, and failure to maintain Minimum Liquidity (as defined in the Credit Agreement) of $2.0 million for the fiscal quarter ended July 31, 2022. The Anticipated Defaults related to financial covenants are failure to maintain a Senior Leverage Ratio of less than 4.05 to 1.00 for the fiscal quarter ending October 31, 2022, and failure to maintain Minimum Liquidity of $2.0 million for the fiscal quarter ending October 31, 2022.

The Additional Existing Defaults and Anticipated Defaults unrelated to financial covenants relate to the Loan Parties’ failure to deliver a compliance certificate for the fiscal quarter ended July 31, 2022, and ending October 31, 2022, respectively and, with respect to the Additional Existing Defaults, to timely deliver an executed copy of an amendment to a lease agreement.

Pursuant to the Amendment, Post Road agreed to forbear through the Amended Forbearance Period (as defined below) from (i) exercising its rights and remedies with regard to the Prior Existing Defaults, the Additional Existing Defaults, and the Anticipated Defaults and (ii) requiring compliance with the financial covenants set forth in Section 11.12 of the Credit Agreement. The “Amended Forbearance Period” is from June 13, 2022, through the earlier of (a) November 15, 2022, (b) the date on which any other event of default not enumerated in the Amendment occurs or is deemed to have occurred, or (c) the date of any failure of any Loan Party to comply with any term, condition, or provision of the Forbearance Agreement as amended by the Amendment. The Amendment does not constitute a waiver of the defaults enumerated therein nor does it impair the ability of Post Road to exercise its rights and remedies after the expiration of the Amended Forbearance Period.